Expense Example, No Redemption - Blue Chip Fund	Class C 1 year	Class C 3 years	Class C 5 years	Class C 10 years	Class J 1 year	Class J 3 years	Class J 5 years	Class J 10 years
USD ($)	169	530	915	1,799	82	262	458	1,023